Note Payable (Details Narrative) - USD ($)			3 Months Ended			7 Months Ended	12 Months Ended
	May 24, 2024	Dec. 29, 2023	May 31, 2024	Jun. 09, 2023	May 31, 2023	Feb. 21, 2023	Feb. 29, 2024	Feb. 28, 2023
Short-Term Debt [Line Items]
Proceeds from convertible debt	$ 100,000				$ 540,245		$ 735,057	$ 3,233,503
Interest rate	7.50%
Interest expense							$ 234,213	$ 72,347
Common Stock [Member]
Short-Term Debt [Line Items]
Conversion of convertible notes, shares		52,818	409,502				52,818
Contingent Shares [Member]
Short-Term Debt [Line Items]
Conversion of convertible notes, shares		1,978,598
Debt Assignment and Conversion Agreements [Member]
Short-Term Debt [Line Items]
Share price		$ 3.00
Special Purpose Acquisition Corporation [Member] | Several Investors [Member] | Convertible Notes [Member]
Short-Term Debt [Line Items]
Proceeds from convertible debt				$ 650,000		$ 3,012,000
Interest rate				8.00%		8.00%
Conversion price				$ 3.00		$ 3.00